Summary of Goodwill (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
GoodwillAndIntangibleAssetsDisclosureLineItems [Line Items]
Goodwill – December 31, 2024	$ 18,972,475
Additions to goodwill (Note 4)	3,019,246
Goodwill – December 31, 2025	21,991,721
Banzai Operating [Member]
GoodwillAndIntangibleAssetsDisclosureLineItems [Line Items]
Goodwill – December 31, 2024	2,171,526
Additions to goodwill (Note 4)
Goodwill – December 31, 2025	2,171,526
Vidello [Member]
GoodwillAndIntangibleAssetsDisclosureLineItems [Line Items]
Goodwill – December 31, 2024
Additions to goodwill (Note 4)	3,019,246
Goodwill – December 31, 2025	3,019,246
OpenReel [Member]
GoodwillAndIntangibleAssetsDisclosureLineItems [Line Items]
Goodwill – December 31, 2024	16,800,949
Additions to goodwill (Note 4)
Goodwill – December 31, 2025	$ 16,800,949